DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0%
	AEROSPACE & DEFENSE - 4.2%
609	L3Harris Technologies, Inc.	$ 185,995
362	Lockheed Martin Corporation, Class B	180,714
		366,709
	ASSET MANAGEMENT - 1.9%
1,573	T Rowe Price Group, Inc.	161,453

	AUTOMOTIVE - 2.0%
14,689	Ford Motor Company	175,680

	BANKING - 15.4%
1,726	Citigroup, Inc.	175,189
3,238	Citizens Financial Group, Inc.(a)	172,132
3,686	Fifth Third Bancorp(a)	164,211
9,499	Huntington Bancshares, Inc.	164,048
8,723	KeyCorporation	163,033
846	M&T Bank Corporation(a)	167,187
831	PNC Financial Services Group, Inc. (The)	166,973
3,409	US Bancorp	164,757
		1,337,530
	BIOTECH & PHARMA - 11.9%
793	AbbVie, Inc.	183,611
602	Amgen, Inc.	169,884
3,558	Bristol-Myers Squibb Company	160,466
954	Johnson & Johnson	176,891
1,996	Merck & Company, Inc.	167,524
6,827	Pfizer, Inc.	173,952
		1,032,328
	CABLE & SATELLITE - 1.8%
5,010	Comcast Corporation, Class A	157,414

	CHEMICALS - 2.0%
1,930	CF Industries Holdings, Inc.	173,121

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	CONTAINERS & PACKAGING - 2.0%
787	Packaging Corporation of America	$ 171,511

	ELECTRIC UTILITIES - 5.7%
524	Constellation Energy Corporation	172,432
1,041	NRG Energy, Inc.	168,590
802	Vistra Corporation	157,128
		498,150
	FOOD - 1.8%
8,665	Conagra Brands, Inc.	158,656

	HEALTH CARE FACILITIES & SERVICES - 2.0%
2,268	CVS Health Corporation	170,985

	INSTITUTIONAL FINANCIAL SERVICES - 8.1%
645	CME Group, Inc.	174,273
1,088	Morgan Stanley	172,948
1,320	Northern Trust Corporation	177,672
1,514	State Street Corporation	175,639
		700,532
	INSURANCE - 4.0%
2,117	MetLife, Inc.	174,378
2,095	Principal Financial Group, Inc.	173,696
		348,074
	MACHINERY - 2.1%
517	Snap-on, Inc.	179,156

	MEDICAL EQUIPMENT & DEVICES - 2.0%
1,817	Medtronic PLC	173,051

	OIL & GAS PRODUCERS - 9.7%
1,063	Chevron Corporation	165,073
1,778	ConocoPhillips	168,181
1,491	Exxon Mobil Corporation	168,110
2,287	ONEOK, Inc.	166,882

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.0% (Continued)
	OIL & GAS PRODUCERS - 9.7% (Continued)
1,276	Phillips 66	$ 173,562
		841,808
	REAL ESTATE INVESTMENT TRUSTS - 1.9%
5,062	VICI Properties, Inc.	165,072

	RETAIL - DISCRETIONARY - 1.9%
2,190	Best Buy Company, Inc.	165,608

	RETAIL REIT - 2.0%
936	Simon Property Group, Inc.	175,659

	SPECIALTY FINANCE - 2.0%
2,821	Fidelity National Financial, Inc.	170,642

	TECHNOLOGY HARDWARE - 4.2%
5,913	HP, Inc.	161,011
869	Seagate Technology Holdings PLC	205,136
		366,147
	TECHNOLOGY SERVICES - 1.8%
1,261	Paychex, Inc.	159,844

	TELECOMMUNICATIONS - 3.8%
5,745	AT&T, Inc.	162,239
3,857	Verizon Communications, Inc.	169,515
		331,754
	TOBACCO & CANNABIS – 1.9%
2,533	Altria Group, Inc.	167,330

	TRANSPORTATION EQUIPMENT - 1.9%
1,700	PACCAR, Inc.	167,144

	TOTAL COMMON STOCKS (Cost $7,757,549)	8,515,358

DONOGHUE FORLINES DIVIDEND VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.8%
	COLLATERAL FOR SECURITIES LOANED – 5.9%
515,865	Mount Vernon Liquid Assets Portfolio, 4.22% (Cost $515,865)(b),(c)	$ 515,865

	MONEY MARKET FUNDS - 1.9%
168,717	Fidelity Investments Money Market Government Portfolio, Class I, 4.04% (Cost $168,717)(b)	168,717

	TOTAL SHORT-TERM INVESTMENTS (Cost $684,582)	684,582

	TOTAL INVESTMENTS - 105.8% (Cost $8,442,131)	$ 9,199,940
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.8)%	(512,893)
	NET ASSETS - 100.0%	$ 8,687,047

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $498,349.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(c)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $515,865 at September 30, 2025.

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5%
	BANKING - 4.0%
13,986	Citigroup, Inc.	$ 1,419,579
26,231	Citizens Financial Group, Inc.	1,394,440
		2,814,019
	BIOTECH & PHARMA - 5.8%
2,896	Alnylam Pharmaceuticals, Inc.(a)	1,320,576
15,757	Incyte Corporation(a)	1,336,351
7,731	Johnson & Johnson	1,433,482
		4,090,409
	ELECTRIC UTILITIES - 1.8%
6,496	Vistra Corporation	1,272,696

	ELECTRICAL EQUIPMENT – 4.0%
11,412	Amphenol Corporation, Class A	1,412,235
6,461	TE Connectivity PLC	1,418,383
		2,830,618
	ENGINEERING & CONSTRUCTION - 2.0%
2,142	EMCOR Group, Inc.	1,391,315

	ENTERTAINMENT CONTENT - 4.3%
7,982	Electronic Arts, Inc.	1,609,970
10,231	ROBLOX Corporation, Class A(a)	1,417,198
		3,027,168
	HEALTH CARE FACILITIES & SERVICES - 3.8%
4,968	Humana, Inc.	1,292,525
7,391	IQVIA Holdings, Inc.(a)	1,403,846
		2,696,371
	INDUSTRIAL SUPPORT SERVICES - 3.9%
28,331	Fastenal Company	1,389,352
1,438	United Rentals, Inc.	1,372,801
		2,762,153
	INSTITUTIONAL FINANCIAL SERVICES - 4.0%
13,068	Bank of New York Mellon Corporation (The)	1,423,889
1,766	Goldman Sachs Group, Inc. (The)	1,406,354
		2,830,243

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	INTERNET MEDIA & SERVICES - 7.3%
5,682	Alphabet, Inc., Class A	$ 1,381,293
6,307	Expedia Group, Inc.	1,348,121
38,511	Pinterest, Inc., Class A(a)	1,238,899
5,247	Reddit, Inc., Class A(a)	1,206,758
		5,175,071
	LEISURE FACILITIES & SERVICES - 5.5%
43,337	Carnival Corporation(a)	1,252,873
24,937	Las Vegas Sands Corporation	1,341,362
3,980	Royal Caribbean Cruises Ltd.(b)	1,287,848
		3,882,083
	METALS & MINING - 2.1%
17,328	Newmont Corporation	1,460,924

	OIL & GAS PRODUCERS - 1.9%
8,613	Chevron Corporation	1,337,513

	OIL & GAS SERVICES & EQUIPMENT - 2.0%
28,965	Baker Hughes Company	1,411,175

	REAL ESTATE SERVICES - 1.9%
8,357	CBRE Group, Inc., Class A(a)	1,316,729

	RETAIL - DISCRETIONARY - 1.9%
23,252	Tractor Supply Company	1,322,341

	SEMICONDUCTORS - 10.3%
8,519	Advanced Micro Devices, Inc.(a)	1,378,289
3,677	Broadcom, Inc.	1,213,079
12,659	Lam Research Corporation	1,695,041
7,664	NVIDIA Corporation	1,429,949
11,535	Teradyne, Inc.	1,587,677
		7,304,035
	SOFTWARE - 4.4%
4,015	Cadence Design Systems, Inc.(a)	1,410,309

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	SOFTWARE - 4.4% (Continued)
3,505	Synopsys, Inc.(a)	$ 1,729,332
		3,139,641
	SPECIALTY FINANCE - 3.8%
53,254	SoFi Technologies, Inc.(a)(b)	1,406,971
18,184	Synchrony Financial	1,291,973
		2,698,944
	TECHNOLOGY HARDWARE - 16.3%
5,993	Apple, Inc.	1,525,998
9,017	Arista Networks, Inc.(a)	1,313,867
18,138	Corning, Inc.	1,487,860
8,289	Credo Technology Group Holding Ltd.(a)(b)	1,206,961
55,608	Hewlett Packard Enterprise Company	1,365,732
2,821	Motorola Solutions, Inc.	1,290,015
7,040	Seagate Technology Holdings PLC	1,661,862
14,303	Western Digital Corporation	1,717,219
		11,569,514
	TECHNOLOGY SERVICES - 1.7%
16,013	Affirm Holdings, Inc., Class A(a)	1,170,230

	TOBACCO & CANNABIS - 1.9%
20,520	Altria Group, Inc.	1,355,551

	TRANSPORTATION EQUIPMENT - 2.0%
3,353	Cummins, Inc.	1,416,207

	WHOLESALE - CONSUMER STAPLES - 1.9%
22,131	Archer-Daniels-Midland Company	1,322,106

	TOTAL COMMON STOCKS (Cost $66,878,999)	69,597,056

DONOGHUE FORLINES MOMENTUM VIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.7%
	COLLATERAL FOR SECURITIES LOANED – 4.9%
3,503,879	Mount Vernon Liquid Assets Portfolio, 4.22% (Cost $3,503,879)(c),(d)	$ 3,503,879

	MONEY MARKET FUNDS - 1.8%
1,283,257	Fidelity Investments Money Market Government Portfolio, Class I, 4.04% (Cost $1,283,257)(c)	1,283,257

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,787,136)	4,787,136

	TOTAL INVESTMENTS - 105.2% (Cost $71,666,135)	$ 74,384,192
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.2)%	(3,577,063)
	NET ASSETS - 100.0%	$ 70,807,129

Ltd.	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $3,374,322.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(d)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $3,503,879 at September 30, 2025.